THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH CONFIDENTIAL TREATMENT EXPIRED

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  03/31/2012

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       MAY 15, 2013
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $561,569 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

EL PASO CORP                   COM              28336L109     175085    5925029  SHR         SOLE           5925029    0     0
GOODRICH CORP                  COM              382388106      31373     250100  SHR         SOLE            250100    0     0
KINDER MORGAN INC DEL          COM              49456B101      42094    1089100  SHR  PUT    SOLE           1089100    0     0
MOTOROLA MOBILITY HLDGS INC    COM              620097105     160353    4086469  SHR         SOLE           4086469    0     0
SOLUTIA INC                    COM NEW          834376501     152664    5463997  SHR         SOLE           5463997    0     0



